Organization and Business Description (Tables)	6 Months Ended
Jun. 30, 2024
Organization and Business Description [Abstract]
Schedule of Subsidiaries and Variable Interest Entities	The unaudited condensed consolidated financial statements reflect the activities of the Company and each of the following entities:
Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
Global Mentor Board Information Technology Limited (“GMB HK”)	March 22, 2019	HK	100%	Holding company
Beijing Mentor Board Union Information Technology Co, Ltd. (“GIOP BJ”)	June 3, 2019	PRC	100%	Holding company of GIOP BJ
Shidong Cloud (Beijing) Education Technology Co., Ltd (“Shidong Cloud”)	December 22, 2021	PRC	75%	Educational consulting
SDH (HK) New Energy Tech Co., Ltd. (“SDH New Energy”)	October 8, 2021	HK	100%	Holding company
Zhuhai (Zibo) Investment Co., Ltd. (“Zhuhai Zibo”)	October 15, 2021	PRC	100%	New energy investment
Zhuhai (Guizhou) New Energy Investment Co., Ltd. (“Zhuhai Guizhou”)	November 23, 2021	PRC	100%	New energy investment
Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Sunrise Guizhou”)	November 8, 2021	PRC	39.35%	Manufacture of lithium battery materials
Guizhou Sunrise Technology Co., Ltd. (“Sunrise Tech”)	September 1, 2011, acquired through an asset acquisition on July 7, 2022	PRC	39.35%	Manufacture of lithium battery materials
Sunrise (Guxian) New Energy Materials Co., Ltd. (“Sunrise Guxian”)	April 26, 2022	PRC	20.07%	Manufacture of lithium battery materials
Guizhou Sunrise Technology Innovation Research Co., Ltd. (“Innovation Research”)	December 13, 2022	PRC	39.35%	Research and development
Shenzhen Sunrise Yitan New Energy Technology Co., Ltd. (“Sunrise Yitan”)	June 24, 2024	PRC	25.58%	Research and development of Sodium-ion battery
Shenzhen Sunrise Suiyuan New Materials Technology Co., Ltd. (“Sunrise Suiyuan”)	June 24, 2024	PRC	25.58%	Research and development of silicon carbon battery
Guizhou Chenhui Trading Co., Ltd. (“Sunrise Chenhui”)	March 25, 2024	PRC	39.35%	Sales of lithium battery materials

Variable Interest Entity (“VIE”) and subsidiaries of VIE
Global Mentor Board (Zibo) Information Technology Co., Ltd. (“SDH” or “VIE”)	December 5, 2014	PRC	VIE	Peer-to-peer knowledge sharing and enterprise service platform provider
Global Mentor Board (Hangzhou) Technology Co., Ltd. (“GMB (Hangzhou)”)	November 1, 2017	PRC	100% by VIE	Consulting, training and tailored services provider
Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. (“GMB Consulting”)	June 30, 2017	PRC	51% by VIE	Consulting services provider
Shanghai Voice of Seedling Cultural Media Co., Ltd. (“GMB Culture”)	June 22, 2017	PRC	51% by VIE	Cultural and artistic exchanges and planning, conference services provider
Shidong (Beijing) Information Technology Co., LTD. (“GMB (Beijing)”)	June 19, 2018	PRC	100% by VIE	Information technology services provider
Mentor Board Voice of Seeding (Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”)	August 29, 2018	PRC	30.6% by VIE	Technical services provider
Shidong Zibo Digital Technology Co., Ltd. (“Zibo Shidong”)	October 16, 2020	PRC	100% by VIE	Technical services provider
Shanghai Jiagui Haifeng Technology Co., Ltd. (“Jiagui Haifeng”)	November 29, 2021	PRC	Disposed in March 2023	Business incubation services provider
Shanghai Nanyu Culture Communication Co., Ltd. (“Nanyu Culture”)	July 27, 2021	PRC	Deregistered in July 2023	Enterprise information technology integration services provider
Beijing Mentor Board Health Technology Co., Ltd (“GMB Health”)	January 7, 2022	PRC	100% by VIE	Health services
Shidong Yike (Beijing) Technology Co., Ltd. (“Shidong Yike”)	July 16, 2021	PRC	100% by VIE	Health services
Shanghai Yuantai Fengdeng Agricultural Technology Co., Ltd. (“Yuantai Fengdeng”)	March 4, 2022	PRC	Deregistered in April 2023	Agricultural technology service

Schedule of Balance Sheets	The following financial statements of the VIE and VIE’s subsidiaries were included in the Company’s unaudited condensed consolidated financial statements as of June 30, 2024 and December 31, 2023 and for the six months ended June 30, 2024 and 2023:
	As of June 30, 2024	As of December 31, 2023

Cash and cash equivalents	$365,590	$264,375
Restricted cash	-	42,410
Accounts receivable, net	9,314	1,352
Notes receivable	19,926	-
Inventories	179,898	4,789
Due from related parties	323,371	511,452
Prepaid expenses and other current assets	890,667	1,177,643
Total current assets	1,788,766	2,002,021

Long term prepayments and other non-current assets	-	47,094
Plant, property and equipment, net	2,524,781	2,649,977
Intangible assets, net	25,168	27,322
Long-term investments	1,920,396	1,879,986
Total non-current assets	4,470,345	4,604,379

Total assets	$6,259,111	$6,606,400

Accounts payable	$1,211,341	$49,982
Deferred revenue	122,969	311,089
Deferred revenue - related parties	-	340,850
Deferred government subsidy	2,752,092	2,816,941
Income taxes payable	492,145	501,526
Due to related parties	171,023	414,200
Accrued expenses and other current liabilities	665,873	478,666
Total current liabilities	5,415,443	4,913,254

Total liabilities	$5,415,443	$4,913,254

Schedule of Income Statement
	For the six months ended June 30,
	2024	2023

Revenues, net	$552,452	$232,745
Net loss	$(2,076,040)	$(1,175,262)

Schedule of Cash Flow
	For the six months ended June 30,
	2024	2023

Net cash (used in) provided by operating activities	$(400,179)	$36,158
Net cash provided by investing activities	$640,342	$-
Net cash used in financing activities	$(132,779)	$-